================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-8291

                            ISI STRATEGY FUND, INC.
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                          R. Alan Medaugh, President
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                      Date of fiscal year end: October 31

         Date of reporting period: November 1, 2006 - January 31, 2007

================================================================================

Item 1. Schedule of Investments.

ISI Strategy Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)                            JANUARY 31, 2007

                                                                       MARKET
SECURITY                                                      SHARES   VALUE
--------                                                      ------ ----------
COMMON STOCK - 76.81%
BASIC MATERIALS - 3.50%
AK Steel Holding Corp. +                                       5,000 $  105,200
Corn Products International, Inc.                              4,200    143,850
Crown Holdings, Inc. +                                         3,000     66,210
Dow Chemical Co.                                              10,200    423,708
FMC Corp.                                                      2,100    163,485
Hercules, Inc. +                                               5,000     98,050
Huntsman Corp. +                                               8,000    167,280
International Flavors & Fragrances, Inc.                      11,500    557,520
OfficeMax, Inc.                                                7,600    367,004
Owens-Illinois, Inc. +                                         9,500    211,470
Temple-Inland, Inc.                                              200      9,988
Wausau Paper Corp.                                            12,100    172,304
Weyerhaeuser Co.                                                 350     26,250
Worthington Industries, Inc.                                   1,250     23,975
                                                                     ----------
                                                                      2,536,294
                                                                     ----------
BIOTECHNOLOGY - 2.31%
Abraxis BioScience, Inc. +                                     4,954    129,497
Albany Molecular Research, Inc. +                                404      4,113
Amgen, Inc. +                                                  7,300    513,701
Biogen Idec, Inc. +                                            1,000     48,340
Caremark Rx, Inc.                                              1,631     99,915
Genentech, Inc. +                                              6,324    552,528
Genzyme Corp. +                                                5,000    328,650
                                                                     ----------
                                                                      1,676,744
                                                                     ----------
BUSINESS SERVICES - 1.87%
Checkfree Corp. +                                              1,800     74,574
Computer Sciences Corp. +                                      5,000    262,300
Expedia, Inc. +                                                2,543     54,547
Fidelity National Information Services, Inc.                     279     11,863
First Data Corp.                                               5,000    124,300
IMS Health, Inc.                                               5,000    144,300
Interpublic Group of Cos., Inc. +                              1,900     25,004
Laidlaw International, Inc.                                    5,000    148,550
Landauer, Inc.                                                   700     35,959
Regis Corp.                                                    4,211    175,978
Rent-A-Center, Inc. +                                          6,000    176,760
RH Donnelley Corp.                                             1,400     93,212
ServiceMaster Co.                                              1,100     14,355
United Rentals, Inc. +                                           123      3,167
Weight Watchers International, Inc.                              160      8,645
                                                                     ----------
                                                                      1,353,514
                                                                     ----------

                                                                       MARKET
SECURITY                                                       SHARES  VALUE
--------                                                       ------ ---------
CAPITAL GOODS - 7.64%
3M Co.                                                          2,400   178,320
AGCO Corp. +                                                    5,800   197,026
Alcoa, Inc.                                                     1,242    40,117
American Standard Cos., Inc.                                    2,900   143,231
Boeing Co.                                                      7,730   692,299
Caterpillar, Inc.                                               3,220   206,305
Clarcor, Inc.                                                     200     6,932
Cree, Inc. +                                                      105     1,615
CTS Corp.                                                       6,700   103,850
Deere & Co.                                                       200    20,056
Dycom Industries, Inc. +                                        1,500    33,945
EDO Corp.                                                       5,000   116,100
Emerson Electric Co.                                            4,920   221,252
General Electric Co.                                           25,234   909,686
Goodrich Corp.                                                  1,100    53,922
Griffon Corp. +                                                 1,500    38,640
Harsco Corp.                                                       97     8,330
Honeywell International, Inc.                                   3,500   159,915
Illinois Tool Works, Inc.                                       5,380   274,326
Ingersoll-Rand Co., Ltd. - Class A                              2,900   124,352
Johnson Controls, Inc.                                          3,120   288,475
Littelfuse, Inc. +                                              2,400    75,336
Manitowoc Co., Inc.                                             7,000   363,020
Navistar International Corp. +                                    900    39,816
Pall Corp.                                                        400    13,904
PerkinElmer, Inc.                                               1,000    23,870
Pitney Bowes, Inc.                                              4,329   207,229
Raytheon Co.                                                      200    10,380
Spectrum Brands, Inc. +                                         2,400    29,040
Textron, Inc.                                                   4,800   447,216
Thermo Fisher Scientific, Inc. +                                  400    19,140
Titanium Metals Corp. +                                         2,700    83,268
United Stationers, Inc. +                                         600    30,576
United Technologies Corp.                                       3,000   204,060
URS Corp. +                                                     1,430    61,447
USG Corp. +                                                     1,000    53,600
Vishay Intertechnology, Inc. +                                  5,000    65,700
                                                                      ---------
                                                                      5,546,296
                                                                      ---------
CONSUMER CYCLICALS - 0.84%
Centex Corp.                                                      400    21,476
DR Horton, Inc.                                                 1,166    33,884
EW Scripps Co. - Class A                                          100     4,883
Ford Motor Co.                                                 10,800    87,804
General Motors Corp.                                            2,545    83,578
Genuine Parts Co.                                               1,450    68,904
Harley-Davidson, Inc.                                             300    20,481
Liz Claiborne, Inc.                                             1,600    71,040
McGraw-Hill Cos., Inc.                                            600    40,248
News Corp. - Class A                                              604    14,043
Retail Ventures, Inc. +                                         2,000    39,500
Viacom, Inc. - Class B +                                          933    37,945
Whirlpool Corp.                                                   600    54,858
Wyndham Worldwide Corp. +                                       1,038    32,386
                                                                      ---------
                                                                        611,030
                                                                      ---------

                                                                       MARKET
SECURITY                                                       SHARES  VALUE
--------                                                       ------ ---------
CONSUMER STAPLES - 10.13%
Altria Group, Inc.                                              2,171   189,724
American Tower Corp. - Class A +                                3,321   132,275
AmerisourceBergen Corp.                                        10,000   523,800
Anheuser-Busch Cos., Inc.                                       6,202   316,116
Avis Budget Group, Inc.                                           519    13,214
Avon Products, Inc.                                             9,106   313,155
Blyth, Inc.                                                     1,000    20,790
Brinker International, Inc.                                       885    27,922
Bunge Ltd.                                                      4,276   329,038
Cablevision Systems Corp. +                                     7,000   212,030
Cardinal Health, Inc.                                           5,815   415,307
CBS Corp. - Class B                                               933    29,082
Coca-Cola Co.                                                   8,612   412,343
ConAgra Foods, Inc.                                               469    12,058
Dean Foods Co. +                                                3,000   132,750
Eastman Kodak Co.                                               5,570   144,040
EchoStar Communications Corp. - Class A +                       5,000   201,700
Fortune Brands, Inc.                                               38     3,181
FTI Consulting, Inc. +                                          1,000    27,410
Hanesbrands, Inc. +                                                37       946
Hewitt Associates, Inc. +                                       2,940    79,204
IAC/InterActiveCorp. +                                          2,543    97,651
Idearc, Inc. +                                                    294     9,531
Jarden Corp. +                                                  3,100   113,677
Kimberly-Clark Corp.                                            2,514   174,472
Liberty Global, Inc. - Class A +                                6,533   196,382
Liberty Media Corp.-Interactive - Class A +                     1,895    46,181
Liberty Media Corp. - Capital - Class A +                         379    38,772
McDonald's Corp.                                               10,000   443,500
McKesson Corp.                                                  4,700   262,025
Molson Coors Brewing Co.                                        3,000   242,400
PepsiCo, Inc.                                                   6,728   438,935
Procter & Gamble Co.                                           10,644   690,476
Reynolds American, Inc.                                           200    12,900
Sara Lee Corp.                                                    300     5,145
Sirius Satellite Radio, Inc. +                                  1,900     7,011
Supervalu, Inc.                                                 1,200    45,576
The Hershey Co.                                                   583    29,756
Time Warner, Inc.                                              38,844   849,518
Williams Scotsman International, Inc. +                         4,892    98,916
Yum! Brands, Inc.                                                 180    10,802
                                                                      ---------
                                                                      7,349,712
                                                                      ---------
ENERGY - 7.22%
Arch Coal, Inc.                                                 6,000   178,320
Chesapeake Energy Corp.                                         5,200   153,972
Chevron Corp.                                                  11,128   811,009
ConocoPhillips                                                  8,650   574,447
Devon Energy Corp.                                              4,624   324,096
Exxon Mobil Corp.                                              21,424 1,587,518

                                                                       MARKET
SECURITY                                                       SHARES  VALUE
--------                                                       ------ ---------
Marathon Oil Corp.                                              4,500   406,530
Mariner Energy, Inc. +                                             94     1,890
Noble Corp.                                                     1,000    74,950
Peoples Energy Corp.                                            7,258   316,086
Pioneer Natural Resources Co.                                   4,540   186,140
Reliant Energy, Inc. +                                          4,417    65,725
Sunoco, Inc.                                                    3,026   191,031
Valero Energy Corp.                                             2,050   111,274
Universal Compression Holdings, Inc. +                          1,000    60,440
Williams Cos., Inc.                                             3,100    83,669
XTO Energy, Inc                                                 2,200   111,034
                                                                      ---------
                                                                      5,238,131
                                                                      ---------
FINANCE - 18.65%
AMBAC Financial Group, Inc.                                       250    22,025
American Express Co.                                            1,825   106,252
American International Group, Inc.                             10,500   718,725
Associated Banc-Corp.                                             181     6,176
Assurant, Inc.                                                  2,100   116,718
Bank of America Corp.                                           4,722   248,283
Bank of New York Co., Inc.                                        670    26,807
BB&T Corp.                                                      6,391   270,084
Bear Stearns Cos., Inc.                                           220    36,267
BlackRock, Inc., Class A                                        2,240   375,782
Boston Properties, Inc.                                         5,100   643,059
Brown & Brown, Inc.                                             2,300    65,136
Charles Schwab Corp.                                           14,100   266,772
Chicago Mercantile Exchange Holdings, Inc.                        800   450,640
Citigroup, Inc.                                                12,702   700,261
City National Corp.                                               100     7,193
Colonial BancGroup, Inc.                                        1,700    41,718
Comerica, Inc.                                                    250    14,825
Commerce Bancorp, Inc.                                          4,540   153,361
Commerce Bancshares, Inc.                                         151     7,417
Compass Bancshares, Inc.                                        5,000   304,500
Conseco, Inc. +                                                 1,700    33,745
Eaton Vance Corp.                                               3,700   126,910
Equity Office Properties Trust                                    344    19,109
Equity Residential                                                200    11,256
eSpeed, Inc. +                                                  3,400    27,200
Fannie Mae                                                      2,652   149,918
Fidelity National Financial, Inc.                                 635    15,075
First American Corp.                                            2,500   105,950
First Horizon National Corp.                                      100     4,360
Franklin Resources, Inc.                                        1,300   154,843
Genworth Financial, Inc.                                        7,200   251,280
Goldman Sachs Group, Inc.                                       5,000 1,060,800
Health Care Property Investors, Inc.                              200     8,250
Host Hotels & Resorts, Inc.                                     5,200   137,644
Irwin Financial Corp.                                           3,645    79,570
iStar Financial, Inc.                                             100     5,015
JPMorgan Chase & Co.                                            3,580   182,329
Kimco Realty Corp.                                              2,900   143,840
Legg Mason, Inc.                                                2,300   241,155
Lehman Brothers Holdings, Inc.                                 10,800   888,192

                                                                       MARKET
SECURITY                                                      SHARES   VALUE
--------                                                      ------ ----------
Loews Corp. - Carolina Group                                   3,500    239,890
M & T Bank Corp.                                               2,512    304,731
Marsh & McLennan Cos., Inc.                                   10,363    305,709
Mellon Financial Corp.                                           210      8,975
Mercantile Bankshares Corp.                                      150      7,067
Merrill Lynch & Co., Inc.                                      6,120    572,587
Moody's Corp.                                                  6,974    499,059
Morgan Stanley                                                 2,481    205,402
National City Corp.                                            2,700    102,195
Northern Trust Corp.                                             300     18,225
Old Republic International Corp.                                 187      4,170
PMI Group, Inc.                                                1,200     57,384
PNC Financial Services Group, Inc.                               460     33,934
Progressive Corp.                                              6,400    148,416
Prologis                                                       5,000    325,000
Public Storage, Inc.                                             186     20,229
Radian Group, Inc.                                               200     12,044
Realogy Corp. +                                                1,297     38,780
Regions Financial Corp.                                          546     19,798
SEI Investments Co.                                            3,200    199,456
Simon Property Group, Inc.                                       100     11,439
SLM Corp.                                                      1,250     57,450
St. Paul Travelers Cos., Inc.                                    100      5,085
State Street Corp.                                               300     21,315
Stewart Information Services Corp.                               341     14,336
Student Loan Corp.                                               810    162,405
SunTrust Banks, Inc.                                           2,602    216,226
T. Rowe Price Group, Inc.                                        200      9,598
TD Ameritrade Holding Corp. +                                  7,000    123,830
TD Banknorth, Inc.                                             7,400    238,650
Torchmark Corp.                                                  200     12,998
UnionBanCal Corp.                                                200     12,924
UnumProvident Corp.                                           23,038    506,836
US Bancorp                                                     2,473     88,039
Wachovia Corp.                                                 4,599    259,844
Washington Mutual, Inc.                                        3,284    146,434
Western Union Co.                                              5,000    111,700
Wilmington Trust Corp.                                           200      8,386
WSFS Financial Corp.                                           2,350    163,067
Zions Bancorp.                                                   100      8,482
                                                                     ----------
                                                                     13,530,537
                                                                     ----------
HEALTH CARE - 4.87%
Abbott Laboratories                                            4,335    229,755
Aetna, Inc.                                                    5,400    227,664
Allergan, Inc.                                                   210     24,509
Baxter International, Inc.                                       500     24,830
Beckman Coulter, Inc.                                            100      6,452
Boston Scientific Corp. +                                      1,940     35,793
Bristol-Myers Squibb Co.                                       2,247     64,691
Cigna Corp.                                                    2,682    355,097
Eli Lilly & Co.                                                2,396    129,671
Hospira, Inc. +                                                2,933    107,876

                                                                       MARKET
SECURITY                                                       SHARES  VALUE
--------                                                       ------ ---------
Johnson & Johnson                                              12,606   842,081
Medtronic, Inc.                                                 2,670   142,712
Pfizer, Inc.                                                   20,763   544,821
Schering-Plough Corp.                                           4,500   112,500
Stryker Corp.                                                   2,600   161,044
UnitedHealth Group, Inc.                                        6,548   342,198
Watson Pharmaceuticals, Inc. +                                    100     2,722
Wyeth                                                           3,630   179,358
                                                                      ---------
                                                                      3,533,774
                                                                      ---------
INFORMATION SERVICES - 2.16%
Alaska Communications Systems Group, Inc.                       5,000    80,800
Alltel Corp.                                                    5,377   329,556
AT&T, Inc.                                                     12,439   468,080
Centennial Communications Corp. +                               5,000    38,350
Citizens Communciations Co.                                     3,000    43,980
Sprint Nextel Corp.                                            16,827   300,025
Verizon Communications, Inc.                                    5,888   226,806
Windstream Corp.                                                5,559    82,718
                                                                      ---------
                                                                      1,570,315
                                                                      ---------
INTERNET - 4.42%
Akamai Technologies, Inc. +                                     1,000    56,180
Amazon.Com, Inc. +                                              6,000   226,020
Cisco Systems, Inc. +                                          28,857   767,308
E*Trade Financial Corp. +                                      10,600   258,428
eBay, Inc. +                                                    2,840    91,988
Google, Inc. - Class A +                                        2,200 1,102,860
Juniper Networks, Inc. +                                        5,395    97,757
Qwest Communications International, Inc. +                     24,900   202,935
VeriSign, Inc. +                                                1,400    33,460
Yahoo!, Inc. +                                                 12,920   365,765
                                                                      ---------
                                                                      3,202,701
                                                                      ---------
RETAIL - 2.68%
American Eagle Outfitters, Inc.                                 1,650    53,427
Autonation, Inc. +                                                234     5,253
Bed Bath & Beyond, Inc. +                                         200     8,438
Best Buy Co., Inc.                                                456    22,982
Big Lots, Inc. +                                                3,998   103,668
Borders Group, Inc.                                             2,500    52,450
Circuit City Stores, Inc.                                       4,100    83,681
Costco Wholesale Corp.                                          2,860   160,675
CVS Corp.                                                         544    18,306
Dillard's, Inc. - Class A                                       4,671   160,402
Gap, Inc.                                                       1,912    36,653
Home Depot, Inc.                                                1,520    61,925
Lowe's Cos., Inc.                                               2,268    76,454
Office Depot, Inc. +                                              100     3,739
Sears Holdings Corp. +                                          1,200   211,980
Target Corp.                                                    1,198    73,509
Tech Data Corp. +                                               1,700    63,138
Walgreen Co.                                                    1,525    69,083
Wal-Mart Stores, Inc.                                          14,266   680,346
                                                                      ---------
                                                                      1,946,109
                                                                      ---------

                                                                       MARKET
SECURITY                                                       SHARES  VALUE
--------                                                       ------ ---------
TECHNOLOGY - 6.13%
ACCO Brands Corp. +                                             3,408    82,235
Agilent Technologies, Inc. +                                    5,105   163,360
Agilysys, Inc.                                                  1,300    24,635
Amkor Technology, Inc. +                                        4,900    51,597
Analog Devices, Inc.                                            3,000    98,250
Anixter International, Inc. +                                   4,900   270,823
Apple Computer, Inc. +                                          1,300   111,449
Applied Materials, Inc.                                         3,630    64,360
Autodesk, Inc. +                                                2,900   126,788
Broadcom Corp. - Class A +                                      1,950    62,244
Compuware Corp. +                                               3,100    27,807
Dell, Inc. +                                                    4,691   113,757
Discovery Holding Co. - Class A +                                 758    12,560
Ditech Networks, Inc. +                                         2,219    15,910
Electronics for Imaging +                                       2,000    46,100
Embarq Corp.                                                      841    46,684
Entegris, Inc. +                                                2,200    23,606
Gateway, Inc. +                                                49,700   101,885
IBM                                                             3,422   339,291
Intel Corp.                                                    19,474   408,175
International Rectifier Corp. +                                 1,000    41,730
Kla-Tencor Corp.                                                  200     9,846
Komag, Inc. +                                                     300    10,236
Linear Technology Corp.                                         1,361    42,123
Microsoft Corp.                                                30,146   930,306
Oracle Corp. +                                                  5,181    88,906
Photronics, Inc. +                                                100     1,666
Qualcomm, Inc.                                                  4,688   176,550
Seagate Technology                                              2,700    73,143
Skyworks Solutions, Inc. +                                      7,900    51,903
Sun Microsystems, Inc. +                                       54,200   359,888
Symantec Corp. +                                                4,001    70,858
Synopsys, Inc. +                                                  630    16,758
Texas Instruments, Inc.                                         5,615   175,132
Unisys Corp. +                                                  4,000    34,480
Valuevision Media, Inc. - Class A +                             3,400    41,684
Veeco Instruments, Inc. +                                       3,580    68,700
Zoran Corp. +                                                   4,600    64,262
                                                                      ---------
                                                                      4,449,687
                                                                      ---------
TRANSPORTATION - 2.45%
AMR Corp. +                                                       300    11,115
Burlington Northern Santa Fe Corp.                              2,900   233,044
CH Robinson Worldwide, Inc.                                     3,800   201,590
CSX Corp.                                                      10,000   367,900
FedEx Corp.                                                     3,400   375,360
Royal Carribean Cruises, Ltd.                                   1,900    85,367
Southwest Airlines Co.                                          8,000   120,800
Union Pacific Corp.                                               400    40,400
United Parcel Service, Inc. - Class B                           4,600   332,488
World Air Holdings, Inc. +                                        769     6,898
                                                                      ---------
                                                                      1,774,962
                                                                      ---------

                                                                      MARKET
SECURITY                                                   SHARES     VALUE
--------                                                   ------   -----------
UTILITIES - 1.94%
AES Corp. +                                                   5,000     103,950
Allegheny Energy, Inc. +                                      7,200     334,944
American Electric Power Co., Inc.                             1,250      54,412
CMS Energy Corp.                                              4,060      67,761
Dominion Resources, Inc.                                      3,400     282,064
Duquesne Light Holdings, Inc.                                 5,000     100,050
Exelon Corp.                                                  2,000     119,980
PPL Corp.                                                       186       6,622
TXU Corp.                                                     6,274     339,298
                                                                    -----------
                                                                      1,409,081
                                                                    -----------
TOTAL COMMON STOCK (COST
  $42,118,208)                                                       55,728,886
                                                                    -----------

                                       INTEREST MATURITY    PAR       MARKET
                                         RATE     DATE     VALUE      VALUE
                                       -------- -------- ---------- -----------
US TREASURY SECURITIES - 21.67%
US Treasury Bond                        9.250%  2/15/16  $1,000,000   1,321,094
US Treasury Bond                        6.000%  2/15/26   1,000,000   1,120,000
US Treasury Bond                        6.750%  8/15/26   1,300,000   1,579,094
US Treasury Bond                        6.375%  8/15/27   1,700,000   1,996,703
US Treasury Note                        3.250%  8/15/07   3,800,000   3,763,187
US Treasury Note                        4.250%  8/15/13   1,000,000     969,688
US Treasury Note                        4.750%  5/15/14   1,000,000     996,250
US Treasury Note                        4.250%  10/31/07  4,000,000   3,975,625
                                                                    -----------
   TOTAL US TREASURY
     SECURITIES (COST $15,633,623)                                   15,721,641
                                                                    -----------
REPURCHASE AGREEMENT - 1.23%
   JPMORGAN CHASE BANK, N.A.
       Dated 01/31/07, 4.750%,
         principal and interest
         in the amount of
         $893,118 due 02/01/07,
         collaterized by US
         Treasury Strips, par
         value of $893,000 due
         08/15/09 with a value of
         $915,861 (Cost $893,000)                                       893,000
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES -
  99.71% (COST $58,644,831)*                                        $72,343,527
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.29%                                                   211,308
                                                                    -----------
NET ASSETS - 100.00%                                                $72,554,835
                                                                    ===========
--------
+  Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $14,444,324
            Gross Unrealized Depreciation                 (745,628)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $13,698,696
                                                       ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ISI STRATEGY FUND, INC.

By:   /s/ R. Alan Medaugh
      --------------------------
      R. Alan Medaugh, President

Date: 3/21/2007
      --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Alan Medaugh
      ------------------------------
      R. Alan Medaugh, President

Date: 3/21/2007
      ------------------------------

By:   /s/ Stephen V. Killorin
      ------------------------------
      Stephen V. Killorin, Treasurer

Date: 3/21/2007
      ------------------------------